Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Comp. Table Total for PEO 1 ($)	Comp. Actually Paid to PEO 1(1) ($)	Summary Comp. Table Total for PEO 2 ($)	Comp. Actually Paid to PEO 2(1) ($)	Average Summary Comp. Table Total for non-CEO NEOs ($)	Average Comp. Actually Paid to non-CEO NEOs(1) ($)	Value of Initial Fixed $100 Investment Based on		Net Income (in thousands) ($)	Company Selected Measure: Revenue

							Total Stockholder Return(2) ($)	Peer Group Total Stockholder Return(3) ($)

2026	39,480,980	26,748,381	1	1	3,725,936	(1,659,786)	29	256	(189,024)	790,806
2025	—	—	1	1	6,848,218	7,940,944	60	204	(255,536)	723,876
2024	—	—	1	1	3,986,062	2,304,899	49	160	(257,030)	652,504
2023	—	—	1	1	3,502,160	(5,158,293)	44	107	(407,768)	547,212
2022	—	—	1	1	8,823,880	8,499,266	148	126	(288,342)	378,437

Peer Group Issuers, Footnote	Represents the cumulative TSR of the Standard & Poor’s (S&P) Information Technology Index, on a fixed investment of $100 over the Fiscal Year starting from the market close on the last trading day of Fiscal Year 2021 through the end of each applicable Fiscal Year in the table.
Non-PEO NEO Average Total Compensation Amount	$ 3,725,936	$ 6,848,218	$ 3,986,062	$ 3,502,160	$ 8,823,880
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,659,786)	7,940,944	2,304,899	(5,158,293)	8,499,266
Adjustment to Non-PEO NEO Compensation Footnote
The table below provides the adjustments to the Summary Compensation Table total compensation made to arrive at the compensation actually paid for the CEOs and the average for the Non-CEO NEOs:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO 1

Year	2026 ($)

Summary Compensation Table Total	39,480,980
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(38,737,939)
(Minus): Change in Pension Value	—
Plus: Pension Service Cost and Associated Prior Service Cost	—
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	26,005,341
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	—
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	—
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—
Compensation Actually Paid	26,748,381

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO 2

Year	2026 ($)

Summary Compensation Table Total	1
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	—
(Minus): Change in Pension Value	—
Plus: Pension Service Cost and Associated Prior Service Cost	—
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	—
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	—
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	—
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—
Compensation Actually Paid	1

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Non-PEO NEOs

Year	2026 ($)

Summary Compensation Table Total	3,725,936
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(3,082,564)
(Minus): Change in Pension Value	—
Plus: Pension Service Cost and Associated Prior Service Cost	—
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	893,439
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(2,959,170)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	1,175,743
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(1,413,170)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—
Compensation Actually Paid	(1,659,786)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Financial Measure

Revenue
Relative TSR

Total Shareholder Return Amount	$ 29	60	49	44	148
Peer Group Total Shareholder Return Amount	256	204	160	107	126
Net Income (Loss)	$ (189,024,000)	$ (255,536,000)	$ (257,030,000)	$ (407,768,000)	$ (288,342,000)
Company Selected Measure Amount	790,806	723,876	652,504	547,212	378,437
PEO Name	Dan Rogers, Dustin Moskovitz	Dustin Moskovitz	Dustin Moskovitz	Dustin Moskovitz
Additional 402(v) Disclosure	Amounts represent compensation actually paid to our CEOs and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year.Represents the company’s TSR based on a fixed investment of $100 over the Fiscal Year starting from the market close on the last trading day of Fiscal Year 2022 through the end of each applicable Fiscal Year in the table.
The following table lists the measures we believe are most important in linking compensation actually paid to Company performance during fiscal 2026.

Financial Measure

Revenue
Relative TSR

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Dan Rogers [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 39,480,980	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	26,748,381	0	0	0	0
Dustin Moskovitz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1	1	1	1	1
PEO Actually Paid Compensation Amount	1	$ 1	$ 1	$ 1	$ 1
PEO | Dan Rogers [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dan Rogers [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dan Rogers [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,737,939)
PEO | Dan Rogers [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,005,341
PEO | Dan Rogers [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dan Rogers [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dan Rogers [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dan Rogers [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dan Rogers [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dustin Moskovitz [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dustin Moskovitz [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dustin Moskovitz [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dustin Moskovitz [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dustin Moskovitz [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dustin Moskovitz [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dustin Moskovitz [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dustin Moskovitz [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dustin Moskovitz [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,082,564)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	893,439
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,959,170)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,175,743
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,413,170)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0